Stock Options - Schedule of Stock Options Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Weighted average remaining life (years), Outstanding Beginning		8 months 12 days
Incentive Stock Options [Member]
Number of options, Outstanding	97,392,450	85,421,374	85,421,374
Number of options, Granted		12,081,326
Number of options, Cancelled		(110,250)
Number of options, Exercised
Number of options, Outstanding	97,392,450	97,392,450	85,421,374
Number of options, Exercisable	96,798,700	96,798,700
Weighted average exercise price, Outstanding	$ 0.034	$ 0.042	$ 0.042
Weighted average exercise price, Granted		0.007
Weighted average exercise price, Cancelled		2.872
Weighted average exercise price, Exercised
Weighted average exercise price, Outstanding	0.034	0.034	$ 0.042
Weighted average exercise price, Exercisable	$ 0.034	$ 0.034
Weighted average remaining life (years), Outstanding Beginning	3 years 11 months 19 days	4 years 9 months 22 days	1 year 3 months 7 days
Weighted average remaining life (years), Outstanding End		4 years 5 months 23 days	4 years 9 months 22 days
Weighted average remaining life (years), Exercisable		4 years 5 months 16 days
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Outstanding	$ 0
Aggregate intrinsic value, Exercisable
Non-qualified Stock Options [Member]
Number of options, Outstanding	1,453,800	863,500	863,500
Number of options, Granted		1,421,300
Number of options, Expired		(831,500)
Number of options, Exercised
Number of options, Outstanding	1,453,800	1,453,800	863,500
Number of options, Exercisable	1,453,800	1,453,800
Weighted average exercise price, Outstanding	$ 0.017	$ 0.316	$ 0.316
Weighted average exercise price, Granted		0.003
Weighted average exercise price, Expired		0.304
Weighted average exercise price, Exercised
Weighted average exercise price, Outstanding	0.017	0.017	$ 0.316
Weighted average exercise price, Exercisable	$ 0.017	$ 0.017
Weighted average remaining life (years), Outstanding Beginning	6 years 8 months 5 days	2 years 2 months 23 days	1 year 8 months 1 day
Weighted average remaining life (years), Outstanding End		7 years 2 months 1 day	2 years 2 months 23 days
Weighted average remaining life (years), Exercisable		7 years 2 months 1 day
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Outstanding	$ 0
Aggregate intrinsic value, Exercisable